Consolidated Schedule of Investments (unaudited)
August 31, 2021
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Beverages — 1.0%
Flow Beverage Corp.(a)	1,006,419	$ 3,525,837
GURU Organic Energy Corp.(a)	34,803	455,709
GURU Organic Energy Corp. (Acquired 06/29/21, cost $4,454,784)(a)(b)	345,023	4,431,138
MGP Ingredients, Inc.	69,186	4,517,846
		12,930,530
Biotechnology — 0.1%
Hofseth BioCare ASA(a)	1,606,333	1,348,734
Capital Markets — 0.1%
Agronomics Ltd.(a)	7,908,717	2,076,800
Chemicals — 2.4%
FMC Corp.	99,692	9,334,162
Koninklijke DSM NV	45,007	9,581,862
Robertet SA	4,023	4,959,164
Symrise AG	57,652	8,204,454
		32,079,642
Consumer Finance — 0.2%
Natural Order Acquisition Corp.(a)	231,221	2,240,532
Energy Equipment & Services — 0.4%
Baker Hughes Co.	217,099	4,945,515
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	19,939	9,082,015
Grocery Outlet Holding Corp.(a)	101,931	2,653,264
		11,735,279
Food Products — 5.7%
Bunge Ltd.	71,045	5,378,817
China Mengniu Dairy Co. Ltd.	1,221,000	7,344,023
Corbion NV	82,104	4,418,357
Cranswick PLC	55,292	3,019,319
Darling Ingredients, Inc.(a)	105,044	7,825,778
Dole PLC(a)	368,385	5,912,563
Freshpet, Inc.(a)(c)	38,957	4,991,950
Greencore Group PLC(a)	1,777,526	3,474,058
Kerry Group PLC, Class A	59,597	8,739,849
Laird Superfood, Inc.(a)(c)	112,330	2,238,737
Maple Leaf Foods, Inc.	224,586	4,898,828
Nestlé SA, Registered Shares	71,783	9,065,393
Oatly Group AB, ADR(a)(c)	5,167	94,143
Salmar ASA	116,478	7,807,339
		75,209,154
Hotels, Restaurants & Leisure — 0.5%
Restaurant Brands International, Inc.	95,281	6,117,993
Internet & Direct Marketing Retail — 2.1%
Delivery Hero SE(a)(d)	22,746	3,301,145
HelloFresh SE(a)	59,828	6,459,502
Meituan, Class B(a)(d)	104,200	3,331,750
Moonpig Group PLC(a)	641,752	3,414,550
Ocado Group PLC(a)	171,681	4,758,179
THG PLC(a)	823,412	6,967,879
		28,233,005
Machinery — 2.0%
Ag Growth International, Inc.	131,217	3,045,245
Deere & Co.	20,331	7,685,728
Hydrofarm Holdings Group, Inc.(a)	105,902	5,354,405
Security	Shares	Value
Machinery (continued)
John Bean Technologies Corp.	30,847	$ 4,500,269
Marel HF	757,200	5,686,247
		26,271,894
Metals & Mining — 12.9%
Agnico Eagle Mines Ltd.	20,526	1,181,142
Alamos Gold, Inc., Class A	106,554	841,182
Anglo American PLC	260,718	11,011,557
AngloGold Ashanti Ltd., ADR	12,905	220,417
ArcelorMittal SA	150,351	5,042,769
B2Gold Corp.	34,694	134,195
Barrick Gold Corp.	548,300	11,004,381
Bellevue Gold Ltd.(a)	200,901	141,487
BHP Group PLC	374,691	11,651,374
BlueScope Steel Ltd.	143,680	2,626,806
Centerra Gold, Inc.	88,901	664,476
Challenger Exploration Ltd.(a)(c)	304,680	61,294
Dundee Precious Metals, Inc.	58,551	360,592
Eldorado Gold Corp.(a)(c)	37,985	333,128
Endeavour Mining PLC	116,499	2,846,799
Equinox Gold Corp.(a)	67,655	486,908
ERO Copper Corp.(a)	35,268	668,097
First Quantum Minerals Ltd.	143,594	2,991,044
Fortescue Metals Group Ltd.	92,148	1,404,820
Franco-Nevada Corp.	43,445	6,337,774
Freeport-McMoRan, Inc.	169,976	6,185,427
Fresnillo PLC	16,007	188,229
Glencore PLC	2,015,886	9,087,082
Gold Fields Ltd., ADR	171,808	1,628,740
Great Bear Resources Ltd.(a)	2,935	31,429
Hudbay Minerals, Inc.	67,280	411,684
Iluka Resources Ltd.	132,493	960,788
Impala Platinum Holdings Ltd.	195,984	3,002,613
Ivanhoe Mines Ltd., Class A(a)	377,308	3,044,422
Kinross Gold Corp.	508,261	3,057,663
Kirkland Lake Gold Ltd.	98,993	3,947,480
Lundin Gold, Inc.(a)	62,402	567,808
Lundin Mining Corp.	134,170	1,084,718
Lynas Rare Earths Ltd.(a)	293,981	1,466,272
MAG Silver Corp.(a)	5,385	103,078
Marathon Gold Corp.(a)	22,819	55,345
Metro Mining Ltd.(a)(c)	210,621	2,311
Mineral Resources Ltd.	46,166	1,836,471
Newcrest Mining Ltd.	82,699	1,493,114
Newmont Corp.	218,987	12,699,056
Nickel Mines Ltd.	1,206,788	889,692
Northam Platinum Ltd.(a)	92,761	1,278,096
Northern Star Resources Ltd.	529,980	3,770,245
Nucor Corp.	46,131	5,423,160
Osisko Gold Royalties Ltd.	65,565	800,822
OZ Minerals Ltd.	84,092	1,437,037
Pan American Silver Corp.	17,632	457,374
Polymetal International PLC	135,116	2,692,078
Polyus PJSC, GDR	25,699	2,279,453
Pretium Resources, Inc.(a)	30,106	305,200
Rio Tinto PLC	78,693	5,822,043
Sibanye Stillwater Ltd.	732,364	2,991,016
Sigma Lithium Corp.(a)(c)	362,305	2,817,114
Skeena Resources Ltd.(a)	6,112	70,148
Sociedad Minera Cerro Verde SAA	43,324	680,187
Solaris Resources, Inc.(a)	4,212	39,127
Solaris Resources, Inc. (Acquired 04/09/21, cost $126,487)(a)(b)	19,210	178,450

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Solaris Resources, Inc.(a)	26,000	$ 241,525
SolGold PLC(a)(c)	683,658	277,279
SSR Mining, Inc.	14,747	246,397
SSR Mining, Inc.(c)	42,004	701,047
Steel Dynamics, Inc.	59,234	3,997,703
Stelco Holdings, Inc.	23,539	918,873
Teck Resources Ltd., Class B	121,858	2,747,878
Titan Mining Corp.(a)	145,304	41,461
Titan Mining Corp.	20,773	5,927
Torex Gold Resources, Inc.(a)	45,858	512,502
Vale SA, ADR	634,151	12,093,260
Wheaton Precious Metals Corp.	104,195	4,695,857
		169,274,923
Oil, Gas & Consumable Fuels — 18.0%
Aker BP ASA	150,648	3,924,446
ARC Resources Ltd.	404,004	2,885,171
BP PLC	1,229,161	5,000,590
Cairn Energy PLC	918,798	2,433,755
Canadian Natural Resources Ltd.	312,576	10,343,636
Cenovus Energy, Inc.	607,906	5,044,803
Chevron Corp.	341,474	33,044,439
ConocoPhillips	304,531	16,910,606
Devon Energy Corp.	256,679	7,584,864
EOG Resources, Inc.	30,851	2,083,059
Equinor ASA	295,592	6,264,819
Exxon Mobil Corp.	283,696	15,467,106
Hess Corp.	109,588	7,534,175
Kinder Morgan, Inc.	374,618	6,095,035
Kosmos Energy Ltd.(a)	798,278	1,883,936
LUKOIL PJSC, ADR	28,890	2,446,954
Marathon Petroleum Corp.	172,506	10,224,431
Oil Search Ltd.	578,417	1,567,372
Pioneer Natural Resources Co.	64,598	9,668,383
Royal Dutch Shell PLC, B Shares	1,423,596	28,012,978
Santos Ltd.	760,833	3,334,980
Suncor Energy, Inc.	453,289	8,464,700
TC Energy Corp.	165,191	7,842,857
TotalEnergies SE	489,128	21,635,417
Tourmaline Oil Corp.	124,300	3,324,125
Valero Energy Corp.	99,519	6,599,105
Williams Cos., Inc.	279,663	6,904,879
		236,526,621
Personal Products — 1.2%
BellRing Brands, Inc., Class A(a)	228,563	7,718,572
Jamieson Wellness, Inc.(d)	284,314	7,934,606
		15,653,178
Specialty Retail — 0.8%
Tractor Supply Co.	51,692	10,041,171
Total Common Stocks — 48.3% (Cost: $605,304,895)		634,684,971
Preferred Securities
Preferred Stocks — 0.2%
Consumer Finance — 0.2%
2MX Organic SA(a)	193,547	2,205,320
Total Preferred Securities — 0.2% (Cost: $2,356,345)		2,205,320
Security	Shares	Value
Warrants(a)
Beverages — 0.0%
Flow Beverage Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 06/29/23, Strike Price CAD 10.00)	306,414	$ 60,717
Capital Markets — 0.0%
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 05/31/23, Strike Price GBP 0.28)	3,014,355	42
Consumer Finance — 0.0%
Natural Order Acquisition Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	153,024	71,921
Metals & Mining — 0.0%
Solaris Resources, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 04/26/22, Strike Price CAD 10.00) (Acquired 04/09/21, cost $1)(b)(e)	9,605	13,095
Solaris Resources, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/30/22, Strike Price CAD 6.75)	13,000	51,211
Titan Mining Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 09/23/23, Strike Price CAD 0.75)	10,387	—
		64,306
Total Warrants — 0.0% (Cost: $1,572,290)		196,986
Total Long-Term Investments — 48.5% (Cost: $609,233,530)		637,087,277
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)	13,313,777	13,313,777
SL Liquidity Series, LLC, Money Market Series, 0.13%(f)(g)(h)	2,661,251	2,662,049
		15,975,826
		Par (000)
U.S. Treasury Obligations(i) — 47.8%
U.S. Treasury Bills
0.03%, 09/02/21	USD	110,208	110,207,708
0.03%, 10/07/21		106,573	106,568,471
0.03%, 11/04/21		106,573	106,564,001
0.03%, 12/02/21		106,573	106,561,425

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations(i) (continued)
U.S. Treasury Bills
0.05%, 01/06/22	106,742	$ 106,725,455
0.05%, 02/03/22	91,000	90,982,369
		627,609,429
Total Short-Term Securities — 49.0% (Cost: $643,591,098)		643,585,255
Total Investments — 97.5% (Cost: $1,252,824,628)		1,280,672,532
Other Assets Less Liabilities — 2.5%		33,499,523
Net Assets — 100.0%		$ 1,314,172,055
(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,622,683, representing 0.4% of its net assets as of period end, and an original cost of $4,581,272.
(c)	All or a portion of this security is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 19,992,391	$ —	$ (6,678,614)(a)	$ —	$ —	$ 13,313,777	13,313,777	$ 227	$ —
SL Liquidity Series, LLC, Money Market Series	1,671,051	990,998(a)	—	—	—	2,662,049	2,661,251	4,721(b)	—
				$ —	$ —	$ 15,975,826		$ 4,948	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	09/01/21	USD	1,528	$ 607,198	$ —	$ 607,198
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/24/21	USD	1,119	496,591	—	496,591
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	09/30/21	USD	395	(16,321)	—	(16,321)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	11/09/21	USD	1,547	798,321	—	798,321

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	12/01/21	USD	5,253	$ 1,916,506	$ —	$ 1,916,506
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRPRT	At Termination	Morgan Stanley & Co. International PLC	12/01/21	USD	1,083	(10,228)	—	(10,228)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMPRTR	At Termination	Morgan Stanley & Co. International PLC	01/05/22	USD	829	(75,784)	—	(75,784)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	01/31/22	USD	1,823	(80,046)	—	(80,046)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	01/31/22	USD	1,046	74,261	—	74,261
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	02/04/22	USD	7,389	1,006,950	—	1,006,950
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	02/04/22	USD	5,849	1,765,453	—	1,765,453
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	02/04/22	USD	1,773	85,590	—	85,590
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	02/04/22	USD	6,103	(85,042)	—	(85,042)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	02/08/22	USD	787	(33,817)	—	(33,817)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMPRTR	At Termination	Goldman Sachs International	02/11/22	USD	993	(35,405)	—	(35,405)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMPRTR	At Termination	Goldman Sachs International	02/24/22	USD	1,497	(46,440)	—	(46,440)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMPRTR	At Termination	Goldman Sachs International	03/02/22	USD	1,208	6,543	—	6,543
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	03/14/22	USD	2,609	52,540	—	52,540
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMENTR	At Termination	Merrill Lynch International	03/14/22	USD	894	161,577	—	161,577
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	03/14/22	USD	10,237	1,061,595	—	1,061,595
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	03/14/22	USD	11,904	246,174	—	246,174
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	04/05/22	USD	4,848	766,900	—	766,900
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	04/07/22	USD	5,697	103,811	—	103,811
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRLIT	At Termination	Goldman Sachs International	04/07/22	USD	905	(6,663)	—	(6,663)

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	04/07/22	USD	3,100	$ 483,770	$ —	$ 483,770
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	04/13/22	USD	3,126	439,226	—	439,226
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	04/19/22	USD	2,256	246,657	—	246,657
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	04/25/22	USD	4,671	422,325	—	422,325
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	05/03/22	USD	898	1,239	—	1,239
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/04/22	USD	7,060	390,462	—	390,462
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/05/22	USD	8,972	420,507	—	420,507
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/06/22	USD	6,852	267,310	—	267,310
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	05/09/22	USD	8,786	252,715	—	252,715
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/10/22	USD	7,196	262,564	—	262,564
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/12/22	USD	3,995	120,391	—	120,391
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/13/22	USD	9,779	522,440	—	522,440
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	05/17/22	USD	7,594	281,037	—	281,037
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	05/18/22	USD	7,502	275,336	—	275,336
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	05/31/22	USD	2,294	49,678	—	49,678
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRPRT	At Termination	Morgan Stanley & Co. International PLC	05/31/22	USD	3,010	(213,814)	—	(213,814)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	05/31/22	USD	950	(1,795)	—	(1,795)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	06/01/22	USD	2,397	252,552	—	252,552
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	06/02/22	USD	6,591	127,599	—	127,599
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	06/03/22	USD	28,332	897,569	—	897,569

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/08/22	USD	12,948	$ 138,801	$ —	$ 138,801
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/10/22	USD	5,517	40,269	—	40,269
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/13/22	USD	7,990	68,922	—	68,922
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	06/14/22	USD	33,732	541,086	—	541,086
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	06/15/22	USD	22,350	536,538	—	536,538
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Morgan Stanley & Co. International PLC	06/16/22	USD	23,893	654,146	—	654,146
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/20/22	USD	5,555	295,514	—	295,514
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/22/22	USD	2,218	104,732	—	104,732
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/23/22	USD	5,104	200,835	—	200,835
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Morgan Stanley & Co. International PLC	06/28/22	USD	6,366	202,767	—	202,767
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	07/01/22	USD	8,010	(27,542)	—	(27,542)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRLIT	At Termination	JPMorgan Chase Bank N.A.	07/01/22	USD	697	5,525	—	5,525
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/01/22	USD	2,727	61,319	—	61,319
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	07/07/22	USD	6,218	241,664	—	241,664
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	07/08/22	USD	6,410	247,841	—	247,841
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	07/15/22	USD	6,985	132,281	—	132,281
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	07/19/22	USD	54,541	(473,098)	—	(473,098)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRLIT	At Termination	Morgan Stanley & Co. International PLC	07/19/22	USD	8,563	50,767	—	50,767
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRAGT	At Termination	Morgan Stanley & Co. International PLC	07/19/22	USD	11,530	282,658	—	282,658
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRENT	At Termination	Morgan Stanley & Co. International PLC	07/19/22	USD	140,641	11,282,860	—	11,282,860

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	07/26/22	USD	6,771	$ (23,940)	$ —	$ (23,940)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	07/29/22	USD	5,362	(72,414)	—	(72,414)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	08/01/22	USD	498	(4,880)	—	(4,880)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	08/01/22	USD	1,089	(15,153)	—	(15,153)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	08/04/22	USD	13,921	171,054	—	171,054
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	08/09/22	USD	7,391	220,059	—	220,059
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	08/18/22	USD	6,735	165,152	—	165,152
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	08/25/22	USD	3,272	44,126	—	44,126
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRLIT	At Termination	Goldman Sachs International	08/25/22	USD	503	(2,880)	—	(2,880)
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	08/25/22	USD	4,548	121,509	—	121,509
3-month U.S. Treasury Bill, 0.04%(a)	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	08/25/22	USD	1,004	(9,702)	—	(9,702)
								$ 29,438,848	$ —	$ 29,438,848
(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Commodity Strategies Fund
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Beverages	$ 8,499,392	$ 4,431,138	$ —	$ 12,930,530
Biotechnology	1,348,734	—	—	1,348,734
Capital Markets	2,076,800	—	—	2,076,800
Chemicals	14,293,326	17,786,316	—	32,079,642
Consumer Finance	2,240,532	—	—	2,240,532
Energy Equipment & Services	4,945,515	—	—	4,945,515
Food & Staples Retailing	11,735,279	—	—	11,735,279
Food Products	40,080,665	35,128,489	—	75,209,154
Hotels, Restaurants & Leisure	6,117,993	—	—	6,117,993
Internet & Direct Marketing Retail	10,382,429	17,850,576	—	28,233,005
Machinery	26,271,894	—	—	26,271,894
Metals & Mining	97,775,979	71,498,944	—	169,274,923
Oil, Gas & Consumable Fuels	161,905,310	74,621,311	—	236,526,621
Personal Products	15,653,178	—	—	15,653,178
Specialty Retail	10,041,171	—	—	10,041,171
Preferred Securities	2,205,320	—	—	2,205,320
Warrants
Beverages	60,717	—	—	60,717
Capital Markets	—	42	—	42
Consumer Finance	71,921	—	—	71,921
Metals & Mining	—	51,211	13,095	64,306
Short-Term Securities
Money Market Funds	13,313,777	—	—	13,313,777
U.S. Treasury Obligations	—	627,609,429	—	627,609,429
	$ 429,019,932	$ 848,977,456	$ 13,095	1,278,010,483
Investments valued at NAV(a)				2,662,049
				$ 1,280,672,532
Derivative Financial Instruments(b)
Assets
Commodity Contracts	$ —	$ 30,673,812	$ —	$ 30,673,812
Liabilities
Commodity Contracts	—	(1,234,964)	—	(1,234,964)
	$ —	$ 29,438,848	$ —	$ 29,438,848
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Commodity Strategies Fund
Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMAGTR	Bloomberg Agriculture SubindexSM
BCOMENTR	Bloomberg Select Energy Subindex Total ReturnSM
BCOMLITR	Bloomberg Livestock SubindexSM
BCOMPRTR	Bloomberg Precious Metals SubindexSM
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total Return SM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
BCOMRST	Bloomberg Roll Select Commodity Total Return IndexSM
GDR	Global Depositary Receipt
OTC	Over-the-Counter